INCOME TAX EXPENSE	12 Months Ended
Aug. 31, 2020
INCOME TAX EXPENSE
INCOME TAX EXPENSE

19.     INCOME TAX EXPENSE

Income tax expense consisted of the following:

	For the year ended August 31,
	2018	2019	2020
	RMB	RMB	RMB
Current income tax expense (benefit):
The PRC	60,278	73,142	85,668
Canada	170	—	—
Hong Kong	243	11,225	(897)
The US	—	379	4,192
The UK	—	411	1,629
Deferred income tax expense (benefit):
PRC	6,599	(3,446)	5,841
Canada	92	(144)	(178)
The US	—	(514)	(4,605)
The UK	—	(473)	(12,658)
Total income tax expense:	67,382	80,580	78,992

Cayman Islands

The Company and Impetus are incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company and Impetus are not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

The US

Can-achieve Global Education, Inc. (Los Angeles), Cambridge Education Group Holding Inc.(US) and its subsidiaries are located in US and are subject to an income tax rate of 21% for taxable income earned in the US.

The UK

The Company's subsidiaries operating in UK are subjected to income tax rate at 19%.

Canada

Can-Achieve International Education Limited (Vancouver) operating in Vancouver , Can-Achieve Academy Limited and CEG Holdings Canada Inc. and its subsidiaries operating in Toronto are subject to income tax rate ranging from 26% to 26.5% according to the province tax rates.

Hong Kong

The Group's subsidiaries operating in Hong Kong are subject to a two-tiered income tax rate for taxable income earned in Hong Kong effectively since April 1, 2018. The first 2 million Hong Kong dollars of profits earned by a company are subject to be taxed at an income tax rate of 8.25%, while the remaining profits will continue to be taxed at the existing tax rate, 16.5%.

The PRC

The subsidiaries and VIEs incorporated in the PRC were generally subject to a corporate income tax rate of 25%.

Effective from January 1, 2008, a new Enterprise Income Tax Law, or (“the New EIT Law”), consolidated the previous income tax laws for foreign invested and domestic invested enterprises in the PRC by the adoption a unified tax rate of 25% for most enterprises with the following exceptions.

19.     INCOME TAX EXPENSE - continued

Zhuhai Bright Scholar is a company registered in Hengqin New Area whose main business, providing outsourcing consulting services, falls within the preferential enterprise income tax (“EIT”) catalogue of Hengqin New Area in Zhuhai and whose revenue derived from its main business accounts for more than 70% of its total revenue. Zhuhai Bright Scholar was classified as a domestically-owned enterprise in Hengqin New Area, Zhuhai in an encouraged industry sector, and was approved by the PRC tax authorities to enjoy a preferential EIT rate of 15% from January 24, 2017 (date of incorporation). If Zhuhai Bright Scholar continues to meet the relevant requirements, it may be eligible for the preferential EIT rate until December 31, 2020.

Chengdu Yinzhe Education and Technology Co., Ltd. and Chengdu Laizhe Education and Technology Co., Ltd. established in the western development area of the PRC were subject to preferential tax rate of 15% of taxable profit for the year ended August 31, 2020.

Entities qualified as Software Enterprises ("SEs") enjoy EIT exemption for two years starting from its first profitable calendar year, followed by a 50% reduction for the subsequent three calendar years. Chengdu Zhi Yi Meng Software Technology Co., Ltd. was qualified as SEs and enjoyed the zero preferential tax rate in calendar year 2019 and 2020.

Further, according to Guoshui [2019]13 No.2, certain subsidiaries in the PRC qualified as “small-scaled minimal profit enterprise”. The first RMB 1 million of taxable income earned by a qualified company is subject to preferential income tax rate of 5%, while the remaining profits will be subject to income tax rate of 10%.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Group's deferred tax assets and liabilities were as follows:

	As of August 31,
	2019	2020
	RMB	RMB
Deferred tax assets:
Net operating loss carry-forward	54,697	132,609
Others	5,409	3,231
Less: valuation allowance	29,773	100,162
Total deferred tax assets	30,333	35,678
Deferred tax liabilities:
Intangible assets	53,689	57,826
Total deferred tax liabilities	53,689	57,826

Movement in valuation allowance is as follows:

	For the year ended August 31,
	2018	2019	2020
	RMB	RMB	RMB
Beginning balance	12,283	18,164	29,773
Additions from acquisition	370	—	18,580
Additions	8,963	14,025	67,706
Reversal	(3,395)	(2,268)	(13,751)
Expired	(57)	(148)	(2,146)
Ending balance	18,164	29,773	100,162

19.     INCOME TAX EXPENSE - continued

As of August 31, 2018, 2019 and 2020, the tax loss carry-forward in the PRC amounted to RMB 143,424, RMB 179,400 and RMB 562,244, respectively, which would expire by the end of calendar year 2023, 2024 and 2025. During the year ended August 31, 2020, the Group acquired an international education services provider and an online international courses training company with the accumulated tax loss carry-forward of approximately RMB 74,320 in the UK and the PRC, in which the UK accumulated tax loss can be carried forward indefinitely to offset future taxable income. The Group operates its business through its subsidiaries and VIEs. The Group does not file consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs may not be used to offset other subsidiaries’ or VIEs’ earnings within the Group. Valuation allowance is considered on each individual subsidiary and VIE basis. A valuation allowance of RMB 18,164, RMB 29,773 and RMB 100,162 had been established as of August 31, 2018, 2019 and 2020, respectively, in respect of certain deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.

A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amounts, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Company has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIEs because it believes such excess earnings can be distributed in a manner that considered to be indefinitely reinvested and thus would not be subject to income tax.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group has concluded that there are no significant uncertain tax positions requiring recognition in consolidated financial statements for the years ended August 31, 2018, 2019 and 2020. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months. The Group has no material unrecognized tax benefits which would favorably affect the effective income tax rate in future periods.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB 1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. From inception to 2020, the Group is subject to examination of the PRC tax authorities.

19.     INCOME TAX EXPENSE - continued

Reconciliation between the provision for income taxes computed by applying the PRC EIT rates of 25% in year 2018, 2019 and 2020 to income before income taxes and the actual provision for income tax were as follows:

	For the year ended August 31,
	2018	2019	2020
	RMB	RMB	RMB
Net income before provision for income tax	316,325	333,577	243,761
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	79,081	83,394	60,940
Effect of expenses that are not deductible in determining taxable profit	8,238	13,481	17,323
Unrecognized tax losses	8,963	14,025	67,706
Utilization of tax losses previously not recognized	(3,395)	(2,268)	(13,751)
Expiration of tax losses previously recognized	—	—	1,721
Utilization of tax losses against pre-acquisition profits	—	8,837	—
Effect of tax rate difference from tax holiday and statutory rate in other jurisdictions	(25,497)	(36,889)	(54,286)
Others	(8)	—	(661)
Income tax expense recognized in profit or loss	67,382	80,580	78,992

If the tax holidays granted to certain schools and entities of the Group were not available, the Group's income tax expense would have increased by RMB 25,497, RMB 33,127 and RMB 47,597 for the years ended August 31, 2018, 2019 and 2020, respectively. The basic net earnings per share attributable to the Company would decrease by RMB 0.21, RMB 0.27 and RMB 0.40 for the years ended August 31, 2018, 2019 and 2020, respectively.